Supplemental Guarantor/Non-Guarantor Financial Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Total revenues	$ 1,537.9	$ 1,626.8
Operating costs and expenses (exclusive of items shown separately below)	1,321.6	1,394.8
Depreciation, depletion and amortization	147.5	157.2
Asset retirement obligation expenses	14.2	15.6
Selling and administrative expenses	49.4	59.5
Other operating (income) loss:
Net gain on disposal of assets	(0.1)	(9.8)
(Loss) income from equity affiliates and investment in subsidiaries	3.1	6.6
Interest expense	106.6	103.3
Loss on early debt extinguishment	59.5	0.0
Interest income	(2.5)	(3.6)
(Loss) income from continuing operations before income taxes	(161.4)	(96.8)
Income tax provision (benefit)	3.0	(52.5)
(Loss) income from continuing operations, net of income taxes	(164.4)	(44.3)
(Loss) income from discontinued operations, net of income taxes	(8.9)	0.2
Net (loss) income	(173.3)	(44.1)
Less: Comprehensive income attributable to noncontrolling interests	3.3	4.4
Net (loss) income attributable to common stockholders	(176.6)	(48.5)
Other comprehensive (loss) income, net of income taxes	(70.7)	125.9
Comprehensive (loss) income	(244.0)	81.8
Less: Comprehensive income attributable to noncontrolling interests	3.3	4.4
Comprehensive (loss) income attributable to common stockholders	(247.3)	77.4
Parent Company [Member]
Total revenues	0.0	0.0
Operating costs and expenses (exclusive of items shown separately below)	104.2	21.2
Depreciation, depletion and amortization	0.0	0.0
Asset retirement obligation expenses	0.0	0.0
Selling and administrative expenses	9.7	13.6
Other operating (income) loss:
Net gain on disposal of assets	0.0	0.0
(Loss) income from equity affiliates and investment in subsidiaries	(104.4)	(39.6)
Interest expense	108.0	105.7
Loss on early debt extinguishment	59.5
Interest income	(0.1)	(0.1)
(Loss) income from continuing operations before income taxes	(176.9)	(100.8)
Income tax provision (benefit)	0.0	(52.0)
(Loss) income from continuing operations, net of income taxes	(176.9)	(48.8)
(Loss) income from discontinued operations, net of income taxes	0.3	0.3
Net (loss) income	(176.6)	(48.5)
Less: Comprehensive income attributable to noncontrolling interests	0.0	0.0
Net (loss) income attributable to common stockholders	(176.6)	(48.5)
Other comprehensive (loss) income, net of income taxes	(70.7)	125.9
Comprehensive (loss) income	(247.3)	77.4
Less: Comprehensive income attributable to noncontrolling interests	0.0	0.0
Comprehensive (loss) income attributable to common stockholders	(247.3)	77.4
Guarantor Subsidiaries [Member]
Total revenues	944.8	976.4
Operating costs and expenses (exclusive of items shown separately below)	692.4	726.8
Depreciation, depletion and amortization	75.8	77.2
Asset retirement obligation expenses	7.4	8.6
Selling and administrative expenses	37.1	41.3
Other operating (income) loss:
Net gain on disposal of assets	(0.1)	(9.6)
(Loss) income from equity affiliates and investment in subsidiaries	1.2	0.6
Interest expense	1.7	1.6
Loss on early debt extinguishment	0.0
Interest income	(2.7)	(2.4)
(Loss) income from continuing operations before income taxes	132.0	132.3
Income tax provision (benefit)	1.3	24.8
(Loss) income from continuing operations, net of income taxes	130.7	107.5
(Loss) income from discontinued operations, net of income taxes	(1.1)	(0.7)
Net (loss) income	129.6	106.8
Less: Comprehensive income attributable to noncontrolling interests	0.0	0.0
Net (loss) income attributable to common stockholders	129.6	106.8
Other comprehensive (loss) income, net of income taxes	14.4	9.9
Comprehensive (loss) income	144.0	116.7
Less: Comprehensive income attributable to noncontrolling interests	0.0	0.0
Comprehensive (loss) income attributable to common stockholders	144.0	116.7
Non-Guarantor Subsidiaries [Member]
Total revenues	609.8	671.3
Operating costs and expenses (exclusive of items shown separately below)	541.7	667.7
Depreciation, depletion and amortization	71.7	80.0
Asset retirement obligation expenses	6.8	7.0
Selling and administrative expenses	2.6	4.6
Other operating (income) loss:
Net gain on disposal of assets	0.0	(0.2)
(Loss) income from equity affiliates and investment in subsidiaries	1.9	6.0
Interest expense	2.6	1.4
Loss on early debt extinguishment	0.0
Interest income	(5.4)	(6.5)
(Loss) income from continuing operations before income taxes	(12.1)	(88.7)
Income tax provision (benefit)	1.7	(25.3)
(Loss) income from continuing operations, net of income taxes	(13.8)	(63.4)
(Loss) income from discontinued operations, net of income taxes	(8.1)	0.6
Net (loss) income	(21.9)	(62.8)
Less: Comprehensive income attributable to noncontrolling interests	3.3	4.4
Net (loss) income attributable to common stockholders	(25.2)	(67.2)
Other comprehensive (loss) income, net of income taxes	(32.7)	(18.5)
Comprehensive (loss) income	(54.6)	(81.3)
Less: Comprehensive income attributable to noncontrolling interests	3.3	4.4
Comprehensive (loss) income attributable to common stockholders	(57.9)	(85.7)
Eliminations [Member]
Total revenues	(16.7)	(20.9)
Operating costs and expenses (exclusive of items shown separately below)	(16.7)	(20.9)
Depreciation, depletion and amortization	0.0	0.0
Asset retirement obligation expenses	0.0	0.0
Selling and administrative expenses	0.0	0.0
Other operating (income) loss:
Net gain on disposal of assets	0.0	0.0
(Loss) income from equity affiliates and investment in subsidiaries	104.4	39.6
Interest expense	(5.7)	(5.4)
Loss on early debt extinguishment	0.0
Interest income	5.7	5.4
(Loss) income from continuing operations before income taxes	(104.4)	(39.6)
Income tax provision (benefit)	0.0	0.0
(Loss) income from continuing operations, net of income taxes	(104.4)	(39.6)
(Loss) income from discontinued operations, net of income taxes	0.0	0.0
Net (loss) income	(104.4)	(39.6)
Less: Comprehensive income attributable to noncontrolling interests	0.0	0.0
Net (loss) income attributable to common stockholders	(104.4)	(39.6)
Other comprehensive (loss) income, net of income taxes	18.3	8.6
Comprehensive (loss) income	(86.1)	(31.0)
Less: Comprehensive income attributable to noncontrolling interests	0.0	0.0
Comprehensive (loss) income attributable to common stockholders	$ (86.1)	$ (31.0)